Financial results (Tables)	6 Months Ended
Jun. 30, 2026
Financial results
Schedule of financial results

	Six-month period ended June 30,
	2026	2025

	(Unaudited)
Finance income
Yields and interests	619	652
Financial assets measured at fair value	37	132
Gain on remeasurement of derivatives	15	22
Other financial incomes	69	30
	740	836
Finance expenses
Interests	(3,510)	(3,776)
Financial cost of other liabilities (1)	(1,529)	(1,452)
Financial assets measured at fair value	(14)	(19)
Other financial expenses	(651)	(256)
	(5,704)	(5,503)
Foreign gain
Gain from exchange difference	560	164
	560	164
	(4,404)	(4,503)
(1)	Includes the financial expense for the update of the liability for cost of retirement obligation and the net interest on post-employment benefits and other long-term employee benefits.